INFORMATION ABOUT COMPONENTS OF EQUITY	12 Months Ended
Jun. 30, 2026
INFORMATION ABOUT COMPONENTS OF EQUITY
INFORMATION ABOUT COMPONENTS OF EQUITY

11.   INFORMATION ABOUT COMPONENTS OF EQUITY

Capital issued

As of June 30, 2026, we had (i) 100,000,000 ordinary shares ($0.0001 par value) authorized, (ii) 63,815,891 ordinary shares issued and outstanding, (iii) 1,000,000 preferred shares ($0.0001 par value) authorized, (iv) no preferred shares issued and outstanding, (v) 3,389,224 ordinary shares reserved for our equity compensation plans. As of June 30, 2026, the company held 1,828,560 treasury shares acquired through share repurchase transactions.

Holders of ordinary shares are entitled to one vote for each ordinary share.

Non-controlling interests

The subsidiaries whose non-controlling interest is significant as of June 30, 2026 and 2025 is:

Name	06/30/2026	06/30/2025
Rizobacter Argentina S.A.	20%	20%
Insumos Agroquimicos S.A.	38.68%	38.68%

Below is a detail of the summarized financial information of Rizobacter and Insuagro, prepared in accordance with IFRS, and modified due to fair value adjustments at the acquisition date and differences in accounting policies. The information is presented prior to eliminations between that subsidiary and other Group companies.

Rizobacter

Summary financial statements:

	06/30/2026	06/30/2025
Current assets	137,800,201	198,279,028
Non-current assets	149,889,003	197,805,099
Total assets	287,689,204	396,084,127

Current liabilities	100,360,308	182,516,237
Non-current liabilities	119,146,188	121,291,077
Total liabilities	219,506,496	303,807,314

Equity attributable to controlling interest	68,182,425	92,276,497
Equity attributable to non-controlling interest	283	316
Total equity	68,182,708	92,276,813

Total liabilities and equity	287,689,204	396,084,127

Summary statements of comprehensive income or loss

	06/30/2026	06/30/2025	06/30/2024
Revenues	204,782,187	197,827,605	303,870,411
Initial recognition and changes in the fair value of biological assets at the point of harvest	441,141	—	—
Cost of sales	(135,359,546)	(123,358,412)	(194,869,433)
Gross margin	69,863,782	74,469,193	109,000,978

Changes in the net realizable value of agricultural products after harvest	(346,277)	26,388	(2,468,693)
Research and development expenses	(7,075,583)	(3,123,919)	(3,341,318)
Selling, general and administrative expenses	(54,019,584)	(64,711,783)	(65,215,877)
Share of profit or loss of joint ventures and associates	(1,574,539)	(1,807,263)	716,168
Other income	2,392,051	(759,008)	(947,068)
Operating profit	9,239,850	4,093,608	37,744,190

Financial results	(29,939,506)	(14,078,506)	(14,275,961)
Profit before taxes	(20,699,656)	(9,984,898)	23,468,229

Income tax expense	(4,799,100)	1,145,775	(8,216,712)
Result for the year	(25,498,756)	(8,839,123)	15,251,517

Foreign exchange differences on translation of foreign operations	400,629	(517,387)	(1,495,976)
Revaluation of property, plant and equipment, net of tax	2,562,786	—	—
Total comprehensive result	(22,535,341)	(9,356,510)	13,755,541

There were no dividends paid to Rizobacter non-controlling interest (NCI) in the years ended June 30, 2026, 2025 and 2024.

Insuagro

Summary financial statements:

	06/30/2026	06/30/2025
Current assets	35,197,061	44,995,363
Non-current assets	3,481,251	4,982,874
Total assets	38,678,312	49,978,237

Current liabilities	34,511,963	43,934,269
Non-current liabilities	53,152	98,071
Total liabilities	34,565,115	44,032,340

Total equity	4,113,197	5,945,897

Total liabilities and equity	38,678,312	49,978,237

Summary statements of comprehensive income or loss

	06/30/2026	06/30/2025	06/30/2024
Revenues	28,987,430	40,926,498	57,959,538
Cost of sales	(22,598,928)	(31,554,081)	(44,575,216)
Gross margin	6,388,502	9,372,417	13,384,322

Selling, general and administrative expenses	(6,996,659)	(9,517,827)	(9,360,140)
Other income or expenses, net	21,622	16,314	(9,723)
Operating profit	(586,535)	(129,096)	4,014,459

Financial results	(1,571,121)	(3,055,433)	(3,223,411)
Profit/(loss) before tax	(2,157,656)	(3,184,529)	791,048
Income tax	245,997	1,319,072	(85,586)
Profit/(loss) for the year	(1,911,659)	(1,865,457)	705,462

Revaluation of property, plant and equipment, net of tax	78,958	—	—
Total comprehensive result	(1,832,701)	(1,865,457)	705,462